RISK MANAGEMENT - Risk management - Value at risk - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	$ 440,804	$ 440,531
Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	217,031	173,355
Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	299,985	121,194
Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	46,209	84,749
Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	221,409	160,195
Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	18,822	29,363
Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	160,165	171,517
Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	717	15,681
Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	7,221	5,796
Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	10	98
Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	4,381	23,090
Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	597	976
Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	37,830	3,870
Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	6,586	147
Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	7,221	6,557
Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,973	2,541
Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	429	143,705
Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	607	83,479
Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	22,926	20,548
Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	785	11,864
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	7,057	692
Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	3,094	788
Bottom of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	423,347	426,736
Bottom of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	179,858	173,355
Bottom of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	82,783	121,194
Bottom of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	46,209	82,312
Bottom of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	190,139	148,170
Bottom of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	12,190	25,698
Bottom of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	105,390	87,497
Bottom of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	717	99
Bottom of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	5,050	4,290
Bottom of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	1	9
Bottom of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	4,381	3,828
Bottom of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	115	93
Bottom of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	3,891	3,759
Bottom of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	148	140
Bottom of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	7,086	6,017
Bottom of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,710	1,404
Bottom of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	106	108,165
Bottom of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	569	75,869
Bottom of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	7,255	12,209
Bottom of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	221	158
Bottom of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	7,057	692
Bottom of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	457	788
Weighted average [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	428,765	441,281
Weighted average [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	205,998	196,810
Weighted average [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	114,642	130,739
Weighted average [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	65,592	99,727
Weighted average [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	209,769	172,466
Weighted average [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	24,500	40,927
Weighted average [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	138,671	133,241
Weighted average [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	3,662	3,354
Weighted average [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	6,783	5,618
Weighted average [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	46	48
Weighted average [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	16,757	15,882
Weighted average [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	978	577
Weighted average [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	12,573	4,182
Weighted average [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	687	143
Weighted average [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	7,501	9,308
Weighted average [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,347	2,579
Weighted average [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	3,860	118,107
Weighted average [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	15,259	80,639
Weighted average [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	16,714	15,952
Weighted average [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	6,930	2,090
Weighted average [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	8,187	1,087
Weighted average [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,650	5,504
Top of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	440,804	460,435
Top of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	251,416	243,326
Top of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	299,985	144,932
Top of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	86,967	120,545
Top of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	227,913	185,935
Top of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	38,914	61,686
Top of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	175,945	179,646
Top of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	11,894	15,681
Top of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	7,759	6,711
Top of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	153	106
Top of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	24,799	40,422
Top of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,900	1,682
Top of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	37,830	4,650
Top of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	6,586	148
Top of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	8,007	13,350
Top of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	3,091	3,379
Top of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	13,085	143,705
Top of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	85,455	83,479
Top of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	22,926	20,548
Top of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	14,175	11,864
Top of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	9,856	1,609
Top of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	$ 5,829	$ 15,922